Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
(a) Credit Facilities	$ 0	$ 62,500
(b) Term Bank Loans	1,542,660	1,544,622
Total	1,542,660	1,607,122
Less deferred finance costs, net	(10,690)	(11,521)
Total long-term debt	1,531,970	1,595,601
Less current portion of debt	(196,644)	(163,870)
Add deferred finance costs, current portion	3,879	3,286
Total long-term portion, net of current portion and deferred finance costs	$ 1,339,205	$ 1,435,017